EMPLOYEE BENEFIT PLANS (TABLES)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans Net Periodic Pension Expense [Table Text Block]
	2012	2011	2010

	(In Millions)

Service cost	$40	$41	$37
Interest cost	109	122	129
Expected return on assets	(146)	(120)	(115)
Actuarial (gain) loss	1	0	0
Net amortization	164	145	125
Plan amendments and additions	0	0	13
Net Periodic Pension Expense	$168	$188	$189

Schedule Of Accumulated And Projected Benefit Obligations [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Projected benefit obligation, beginning of year	$2,626	$2,424
Service cost	32	30
Interest cost	109	122
Actuarial (gains) losses	219	229
Benefits paid	(187)	(179)
Plan amendments and additions	(2)	0
Projected Benefit Obligation, End of Year	$2,797	$2,626

Schedule Of Net Funded Status [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Pension plan assets at fair value, beginning of year	$2,093	$1,529
Actual return on plan assets	231	77
Contributions	265	672
Benefits paid and fees	(193)	(185)
Pension plan assets at fair value, end of year	2,396	2,093
PBO	2,797	2,626
Excess of PBO Over Pension Plan Assets	$(401)	$(533)

Schedule Of Net Periodic Benefit Cost Not Yet Recognized [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Unrecognized net actuarial (gain) loss	$1,650	$1,679
Unrecognized prior service cost (credit)	4	7
Total	$1,654	$1,686

Schedule Of Allocation Of Plan Assets [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Fixed Maturities	52.8%	52.4%
Equity Securities	36.5	36.3
Equity real estate	8.4	9.3
Cash and short-term investments	2.3	2.0
Total	100.0%	100.0%

Schedule Of Fair Values Of Plan Assets Within Fair Value Hierarchy [Table Text Block]
December 31, 2012:	Level 1	Level 2	Level 3	Total

Asset Categories	(In Millions)
Fixed Maturities:
Corporate	$0	$849	$0	$849
U.S. Treasury, government and agency	0	410	0	410
States and political subdivisions	0	18	0	18
Other structured debt	0	0	5	5
Common and preferred equity	751	62	0	813
Mutual funds	35	0	0	35
Private real estate investment funds	0	0	3	3
Private real estate investment trusts	0	11	197	208
Cash and cash equivalents	25	0	0	25
Short-term investments	0	30	0	30
Total	$811	$1,380	$205	$2,396

December 31, 2011:	Level 1	Level 2	Level 3	Total

Asset Categories	(In Millions)
Fixed Maturities:
Corporate	$0	$797	$0	$797
U.S. Treasury, government and agency	0	275	0	275
States and political subdivisions	0	11	0	11
Other structured debt	0	0	6	6
Common and preferred equity	712	2	0	714
Mutual funds	33	0	0	33
Private real estate investment funds	0	0	4	4
Private investment trusts	0	29	183	212
Cash and cash equivalents	1	1	0	2
Short-term investments	7	32	0	39
Total	$753	$1,147	$193	$2,093

Schedule Of Reconciliation For All Level 3 Qualified Pension Plan Assets [Table Text Block]
		Private
		Real Estate	Private
	Fixed	Investment	Investment	Common
	Maturities(1)	Funds	Trusts	Equity	Total

	(In Millions)

Balance at January 1, 2012	$6	$4	$183	$0	$193
Actual return on plan assets:
Relating to assets still held
at December 31, 2012	0	0	14	0	14
Purchases/issues	0	0	0	0	0
Sales/settlements	(1)	(1)	0	0	(2)
Transfers into/out of Level 3	0	0	0	0	0
Balance at December 31, 2012	$5	$3	$197	$0	$205

Balance at January 1, 2011	$6	$13	$163	$0	$182
Actual return on plan assets:
Relating to assets still held
at December 31, 2011	0	3	20	0	23
Purchases/issues	0	0	0	1	1
Sales/settlements	0	(12)	0	(1)	(13)
Transfers into/out of Level 3	0	0	0	0	0
Balance at December 31, 2011	$6	$4	$183	$0	$193

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
	2012	2011

Discount rates:
Benefit obligation	3.50%	4.25%
Periodic cost	4.25%	5.25%

Rates of compensation increase:
Benefit obligation and periodic cost	6.00%	6.00%

Expected long-term rates of return on pension plan assets (periodic cost)	6.75%	6.75%

Schedule Of Expected Benefit Payments [Table Text Block]
Pension
Benefits

(In Millions)

2013	$193
2014	203
2015	202
2016	200
2017	197
Years 2018-2022	936